Loss Per Class A and Class B Ordinary Share - Schedule of Weighted Average Number of Ordinary Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A and Class B Ordinary share [Member]
Earnings per share [line items]
Issued Class A and Class B ordinary shares	105,614	103,850	103,850
Effect of Class A and Class B ordinary shares converted from preferred shares	100,188	0	0
Weighted average number of Class A and Class B ordinary shares for the year	294,650	117,551	117,222
Class D and Class D Preferred share [Member]
Earnings per share [line items]
Effect of bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders	12,807	12,807	12,807
Ordinary shares [member]
Earnings per share [line items]
Effect of ordinary shares issued	34,990	894	897
Effect of ordinary shares repurchased	0	0	(332)
Effect of ordinary shares deemed to be in issue	24,701	0	0
Class A and Ordinary shares [Member]
Earnings per share [line items]
Effect of Class A ordinary shares issued upon IPO and exercise of the over-allotment option	16,350	0	0